Subsequent Events (Details) - USD ($)	Feb. 01, 2025	Jan. 01, 2025	Dec. 05, 2024	Dec. 01, 2024	Nov. 28, 2024	Nov. 21, 2024	Nov. 14, 2024	Nov. 01, 2024	Oct. 29, 2024	Oct. 09, 2024	Oct. 01, 2024	Sep. 30, 2024	Sep. 01, 2024	Aug. 01, 2024	Jul. 01, 2024	Jun. 20, 2024	Jun. 01, 2024	May 01, 2024	Mar. 29, 2024	Mar. 09, 2024	Dec. 30, 2023	Dec. 27, 2023	Jul. 17, 2023	Dec. 31, 2022
Subsequent Events [Line Items]
Minimum bid price (in Dollars per share)																							$ 1
Stockholders equity																$ 2,500,000
Common stock, par value (in Dollars per share)																					$ 0.00001			$ 0.00001
Common Stock [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)																						$ 0.00001
Settlement and Release Agreement [Member]
Subsequent Events [Line Items]
Litigation settlement																				$ 2,000,000
Litigation settlement expense												$ 114,000	$ 112,000	$ 113,000	$ 114,000		$ 114,000	$ 115,000
Amendment No. 31 [Member]
Subsequent Events [Line Items]
Accounts receivable aggregate amount																			$ 2,000,000
Subsequent Event [Member] | Massachusetts Department of Revenue [Member]
Subsequent Events [Line Items]
Revenue									$ 474,000
Subsequent Event [Member] | Internal Revenue Service [Member]
Subsequent Events [Line Items]
Revenue											$ 534,000
Subsequent Event [Member] | Atlantic International Corp [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)								$ 0.00001
Subsequent Event [Member] | Settlement and Release Agreement [Member]
Subsequent Events [Line Items]
Litigation settlement										$ 1,500,000										$ 2,000,000
Litigation settlement expense								$ 107,000		511,000	1,511,000
Subsequent Event [Member] | Amendment No. 31 [Member]
Subsequent Events [Line Items]
Additional reserve			$ 1,020,000		$ 1,000,000	$ 980,000	$ 960,000
Modification fee										$ 190,000
Forecast [Member] | Settlement and Release Agreement [Member]
Subsequent Events [Line Items]
Litigation settlement expense	$ 705,000	$ 106,000		$ 107,000							$ 1,511,000		$ 112,000	$ 113,000	$ 114,000		$ 114,000	$ 115,000